RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

16.	RELATED PARTY TRANSACTIONS AND BALANCES

a)	Compensation of key management personnel of the Company.

	2026	2025	2024
	HK$	HK$	HK$

Salaries, fees and other allowances	1,230,000	1,920,000	1,920,000
Retirement benefit scheme contributions	-	-	16,661

Total	1,230,000	1,920,000	1,936,661

Note:	The key management’s emoluments was accounted for in administrative expenses amounting to HK$1,230,000 (2025:HK$1,679,022) and in the cost of revenue amounting to Nil (2025: HK$240,978).

For the year ended March 31, 2025, Chan Kam Biu, Richard, a director and major shareholder, waived his remuneration of HK$1,200,000 to support the Company’s financial stability. The waiver was recorded as cost of revenue of HK$240,978 and administrative expenses of HK$959,022 with corresponding account charged against other reserve as a capital contribution. No waiver of remuneration was made for the year ended March 31, 2026.

b)	Amounts due to shareholders and directors

The amounts are unsecured, interest-free and repayable on demand. The related party balances are set out below:

	As at March 31,
	2026	2025
	HK$	HK$

Amount due to a shareholder
Joyful Star Limited	(189,922)	(689,922)

Amounts due to directors
Dr Chan Kam Biu, Richard	(392,298)	(621,243)
Lui Lai Yuen	-	(200,000)

Other payable
Lui Lai Yuen and Chan Koon Wah Charles	(5,800)	-

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)

16.	RELATED PARTY TRANSACTIONS AND BALANCES - continued

b)	Amounts due to a shareholder and directors - continued

During the year ended March 31, 2026, the Group made repayment of HK$200,000 (2025: Nil) to Lui Lai Yuen.

During the year ended March 31, 2026, the Group made payments of HK$1,935,441 to Dr Chan Kam Biu, Richard (2025: HK$729,302), received advances of HK$1,706,496 (2025: HK$843,647) from Dr Chan Kam Biu, Richard, and settlement of the Group’s purchase of property, plant and equipment on behalf of the Group in total of HK$Nil (2025: HK$6,898).

During the year ended March 31, 2025, the management of the Group has written off the amount due from Boca Holdings Limited of HK$481,293 and recognized in profit or loss. No written off was recognized during the year ended March 31, 2026.

c)	Transactions with related parties

On December 10, 2021, Chan Kam Biu, Richard, one of the directors of the Company, entered into a put option agreement with certain creditors. Pursuant to the agreement, the aforementioned creditors obtained a put option that within 2 months after the lock-up period (six months after listing of the ordinary shares of the Company) they could exercise the put option to sell not more than 5% of the issued ordinary shares of the Company to Chan Kam Biu, Richard at the offering price.

d)	Transactions with related parties

On March 13, 2025, the Group entered into sales and purchase agreements with a director of the Company and his close family member, Ms. Lui Lai Yuen, and Mr. Chan Koon Wah Charles, for purchasing residential property for the accommodation of Chan Kam Biu, Richard and Lui Lai Yuen. The consideration was HK$9,500,000. As of March 31, 2026, the Group had paid the total consideration of HK$9,494,200. (2025: deposit of HK$950,000 which was utilized as part of the total consideration). The Group’s purpose of holding the property is to provide management/employee benefits to the director. Therefore, the property does not qualify as investment property, and should be classified as owner-occupied property and accounted for under IAS 16 Property, Plant and Equipment.